Subsequent Events - Additional Information (Details) - Boston Lease Agreement - Subsequent Event $ in Millions	Feb. 11, 2021 USD ($) ft²
Subsequent Event [Line Items]
Office space | ft²	9,801
Lease expiration date	Dec. 31, 2022
Future minimum operating lease payments | $	$ 1.1
Lease period	2 years